CREDIT  ASSET                   CREDIT SUISSE ASSET MANAGEMENT, LLC
SUISSE  MANAGEMENT
                                466 Lexington Avenue     Telephone  212 875 3500
                                New York, NY 10017-3140  Telefax    646 658 0728
CREDIT SUISSE FUNDS

                                                                  CSINT-EQU-0302
                               **URGENT REMINDER**

                                                                  April 8, 2002

Dear Shareholder:

      We previously mailed to you a Prospectus/Proxy Statement relating to the Joint Special Meeting of Shareholders of the Credit Suisse International Equity Fund and the Credit Suisse International Small Company Fund originally scheduled for March 19, 2002. The Shareholder Meeting adjourned to allow the funds more time to solicit shareholder participation and has been rescheduled for April 12, 2002 at 11:00 a.m. EST. YOUR VOTE FOR THIS IMPORTANT MEETING HAS NOT YET BEEN RECEIVED.

      We encourage you to utilize one of the following options today for recording your vote promptly:

       1) VOTE THROUGH THE INTERNET: You may cast your vote using the internet by logging onto the internet address located on the enclosed proxy card and following the instructions on the website.

       2) VOTE BY TELEPHONE: You may cast your vote by touch tone telephone by calling the toll free number listed on the enclosed proxy card and following the recorded instructions or, if your account is not held in street name, by calling D.F. King & Co., Inc., the funds' proxy solicitor, at (800) 714-3312.

       3) VOTE BY FAX: You may cast your vote by fax by signing, dating and faxing the enclosed proxy card to D.F. King & Co., Inc., attention: Dominic F. Maurillo at (212) 269-2796.

       4) VOTE BY MAIL: You may cast your vote by mail by signing, dating and mailing the enclosed proxy card in the postage-prepaid return envelope provided.

      FOR THE REASONS SET FORTH IN THE PROSPECTUS/PROXY STATEMENT PREVIOUSLY DELIVERED TO YOU, YOUR BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS A VOTE FOR THE PROPOSAL RELATING TO YOUR FUND AND BELIEVES THE PROPOSAL IS IN THE BEST INTERESTS OF SHAREHOLDERS OF YOUR FUND.

       If you have any questions, please call D.F. King & Co., Inc., toll free at (800) 714-3312.

                                                              Sincerely,


                                                              /s/ Hal Liebes


                                                              Hal Liebes
                                                              Secretary

                             YOUR VOTE IS IMPORTANT.
                               PLEASE VOTE TODAY.


Credit Suisse Asset Management Securities, Inc., Distributor
466 Lexington Avenue New York NY 10017-3140, Telephone 877-272-6872

CREDIT  ASSET                   CREDIT SUISSE ASSET MANAGEMENT, LLC
SUISSE  MANAGEMENT
                                466 Lexington Avenue     Telephone  212 875 3500
                                New York, NY 10017-3140  Telefax    646 658 0728
CREDIT SUISSE FUNDS

                                                                  CSINT-ADP-0302
                               **URGENT REMINDER**

                                                                  April 8, 2002

Dear Shareholder:

      We previously mailed to you a Prospectus/Proxy Statement relating to the Joint Special Meeting of Shareholders of the Credit Suisse International Equity Fund and the Credit Suisse International Small Company Fund originally scheduled for March 19, 2002. The Shareholder Meeting adjourned to allow the funds more time to solicit shareholder participation and has been rescheduled for April 12, 2002 at 11:00 a.m. EST. YOUR VOTE FOR THIS IMPORTANT MEETING HAS NOT YET BEEN RECEIVED.

      We encourage you to utilize one of the following options today for recording your vote promptly:

       1) VOTE BY TELEPHONE: You may cast your vote by telephone by calling the toll free number listed on the enclosed voting instruction form and following the recorded instructions. Have the 12-digit control number found on the voting instruction form ready when prompted.

       2) VOTE BY INTERNET: You may cast your vote using the internet by logging onto www.proxyvote.com. Enter the 12-digit control number on the enclosed voting instruction form and follow the instructions on the website.

       3)      VOTE BY MAIL:  You may cast your vote by mail by signing,  dating
               and  mailing  the  enclosed  voting   instruction   form  in  the
               postage-prepaid return envelope provided.


      FOR THE REASONS SET FORTH IN THE PROSPECTUS/PROXY STATEMENT PREVIOUSLY DELIVERED TO YOU, YOUR BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS A VOTE FOR THE PROPOSAL RELATING TO YOUR FUND AND BELIEVES THE PROPOSAL IS IN THE BEST INTERESTS OF SHAREHOLDERS OF YOUR FUND.

       If you have any questions, please call D.F. King & Co., Inc., the funds' proxy solicitor, toll free at (800) 714-3312.

                                                              Sincerely,


                                                              /s/ Hal Liebes


                                                              Hal Liebes
                                                              Secretary

                             YOUR VOTE IS IMPORTANT.
                               PLEASE VOTE TODAY.

Credit Suisse Asset Management Securities, Inc., Distributor
466 Lexington Avenue New York NY 10017-3140, Telephone 877-272-6872